Statements Of Financial Highlights - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Series 1 Unitholders [Member]
Net income (loss) from operations:
Net investment gain (loss)	$ (15.47)	$ (14.58)	$ (44.01)	$ (41.67)
Net realized and unrealized gains on trading of futures and forward currency contracts	39.73	10.76	(136.13)	31.91
Net losses from U.S. Treasury notes	(1.38)	(0.39)	0.51	1.99
Less: profit share allocated to Managing Owner	0.00	0.00	0.00	0.00
Net income (loss) after profit share allocation	22.88	(4.21)	(179.63)	(7.77)
Net Asset Value Per Share, Beginning Balance	1,013.99	1,181.90	1,216.50	1,185.46
Net Asset Value Per Share, Ending Balance	$ 1,036.87	$ 1,177.69	$ 1,036.87	$ 1,177.69
RATIOS TO AVERAGE CAPITAL:
Net investment gain (loss)	(6.02%)	(4.96%)	(5.54%)	(4.72%)
Total expenses	6.71%	7.21%	6.82%	7.00%
Profit share allocation	0.00%	0.00%	0.00%	0.00%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	6.71%	7.21%	6.82%	7.00%
Total return before profit share allocation	2.26%	(0.36%)	(14.77%)	(0.66%)
Less profit share allocation	0.00%	0.00%	0.00%	0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	2.26%	(0.36%)	(14.77%)	(0.66%)
Series 3 Unitholders [Member]
Net income (loss) from operations:
Net investment gain (loss)	$ (8.04)	$ (4.26)	$ (19.00)	$ (8.23)
Net realized and unrealized gains on trading of futures and forward currency contracts	59.75	17.01	(192.87)	49.41
Net losses from U.S. Treasury notes	(1.89)	(0.73)	0.84	2.73
Less: profit share allocated to Managing Owner	0.00	(0.51)	0.00	(3.14)
Net income (loss) after profit share allocation	49.82	11.51	(211.03)	40.77
Net Asset Value Per Share, Beginning Balance	1,495.61	1,683.32	1,756.46	1,654.06
Net Asset Value Per Share, Ending Balance	$ 1,545.43	$ 1,694.83	$ 1,545.43	$ 1,694.83
RATIOS TO AVERAGE CAPITAL:
Net investment gain (loss)	(2.17%)	(1.01%)	(1.63%)	(0.66%)
Total expenses	2.87%	3.25%	2.91%	2.94%
Profit share allocation	0.00%	0.03%	0.00%	0.19%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	2.87%	3.28%	2.91%	3.13%
Total return before profit share allocation	3.33%	0.71%	(12.01%)	2.65%
Less profit share allocation	0.00%	0.03%	0.00%	0.19%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	3.33%	0.68%	(12.01%)	2.46%
Series 4 Unitholders [Member]
Net income (loss) from operations:
Net investment gain (loss)	$ (2.05)	$ 3.99	$ 1.41	$ 17.30
Net realized and unrealized gains on trading of futures and forward currency contracts	78.24	21.55	(246.38)	62.36
Net losses from U.S. Treasury notes	(2.85)	(0.93)	0.14	3.40
Less: profit share allocated to Managing Owner	0.00	0.00	0.00	0.00
Net income (loss) after profit share allocation	73.34	24.61	(244.83)	83.06
Net Asset Value Per Share, Beginning Balance	1,938.03	2,126.89	2,256.20	2,068.44
Net Asset Value Per Share, Ending Balance	$ 2,011.37	$ 2,151.50	$ 2,011.37	$ 2,151.50
RATIOS TO AVERAGE CAPITAL:
Net investment gain (loss)	(0.42%)	0.75%	0.09%	1.09%
Total expenses	1.11%	1.48%	1.15%	1.18%
Profit share allocation	0.00%	0.00%	0.00%	0.00%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	1.11%	1.48%	1.15%	1.18%
Total return before profit share allocation	3.78%	1.16%	(10.85%)	4.02%
Less profit share allocation	0.00%	0.00%	0.00%	0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	3.78%	1.16%	(10.85%)	4.02%
Series 5 Unitholders [Member]
Net income (loss) from operations:
Net investment gain (loss)	$ (10.67)	$ (7.91)	$ (26.73)	$ (17.70)
Net realized and unrealized gains on trading of futures and forward currency contracts	57.42	15.33	(182.98)	45.06
Net losses from U.S. Treasury notes	(2.16)	(1.34)	0.10	2.28
Less: profit share allocated to Managing Owner	0.00	2.03	0.00	0.00
Net income (loss) after profit share allocation	44.59	8.11	(209.61)	29.64
Net Asset Value Per Share, Beginning Balance	1,421.47	1,611.09	1,675.67	1,589.56
Net Asset Value Per Share, Ending Balance	$ 1,466.06	$ 1,619.20	$ 1,466.06	$ 1,619.20
RATIOS TO AVERAGE CAPITAL:
Net investment gain (loss)	(2.93%)	(1.78%)	(2.42%)	(1.48%)
Total expenses	3.62%	4.01%	3.66%	3.76%
Profit share allocation	0.00%	(0.08%)	0.00%	0.00%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	3.62%	3.93%	3.66%	3.76%
Total return before profit share allocation	3.14%	0.42%	(12.51%)	1.86%
Less profit share allocation	0.00%	(0.08%)	0.00%	0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	3.14%	0.50%	(12.51%)	1.86%